Goodwill and Finite Life Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Identified Intangible Assets

Identified intangible assets are summarized as follows:

	Amortizable	September 30, 2016
	Period	Gross	Accumulated	Net
(Dollar amounts in thousands)	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$784	$(633)	$151
Proprietary Software	3	917	(788)	129
Total identified intangible assets		$1,701	$(1,421)	$280

	Amortizable	December 31, 2015
	Period	Gross	Accumulated	Net
(Dollar amounts in thousands)	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$784	$(510)	$274
Proprietary Software	3	917	(559)	358
Total identified intangible assets		$1,701	$(1,069)	$632

Identified intangible assets are summarized as follows:

	Amortizable	December 31, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$783,631	$(510,201)	$273,430
Proprietary Software	3	917,000	(558,794)	358,206
Total identified intangible assets		$1,700,631	$(1,068,995)	$631,636

	Amortizable	December 31, 2014
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(226,869)	$773,131
Proprietary Software	3	917,000	(253,130)	663,870
Total identified intangible assets		$1,917,000	$(479,999)	$1,437,001

Schedule of Amortization Expense for Identified Intangible Assets

Amortization expense for identified intangible assets is summarized below:

	Three Months Ended		Nine Months Ended		Statement of Operations
(In thousands	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015	Classification
Customer Contracts	$41	$71	$123	$213	Cost of Revenue
Proprietary Software	76	76	229	229	Cost of Revenue
Total amortization on identified intangible assets	$117	$147	$352	$442

Amortization expense for identified intangible assets is summarized below:

			Statement of
	Year Ended		Operations
	December 31, 2015	December 31, 2014	Classification
Customer Contracts	$283,332	$226,869	Cost of Revenue
Proprietary Software	305,664	253,130	Cost of Revenue
Total amortization on identified intangible assets	$588,996	$479,999

Schedule of Future Amortization Expense

Based on the identified intangible assets recorded as of September 30, 2016, future amortization expense is expected to be as follows (in thousands):

Three months ending December 31, 2016	$118
2017	114
2018	38
2019	10
$280

Based on the identified intangible assets recorded at December 31, 2015, future amortization expense is expected to be as follows:
2016	$469,000
2017	114,000
2018	39,000
2019	10,000
$632,000